Financial Instruments - Summary of Percentage of Revenues (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Revenue from top customer	3.60%	3.40%	3.40%
Revenue from top ten customers	19.00%	19.30%	21.00%